Note 12 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Borrowings with a fixed rates at year end	$22,493	$19,457

Borrowings with a variable rate of interest at year end	$0	$0

Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
(In Thousands of Dollars)
2013	$2,500
2014	4,000
2015	6,777
2016	3,094
2017	3,087
2018 and thereafter	3,035
Total	$22,493